UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

99 High Street, Suite 2802

Boston, MA 02110-2663

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

99 High Street, Suite 2802

Boston, MA 02110-2663

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1).

Semi-Annual Report

December 31, 2023

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.agf.com/us. Please read the prospectus carefully before you invest.

Risks: There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. For further risk information on each Fund, please read the prospectus.

AGF U.S. Market Neutral Anti-Beta Fund (BTAL) specific risks: The Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. There is a risk that during a ‘‘bull’’ market, when most equity securities and long only Exchange Traded Funds (‘‘ETFs’’) are increasing in value, a Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests, and can be subject to increased market risk.

AGF Global Infrastructure ETF (GLIF) specific risks: The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers.

Shares of AGF ETFs are bought and sold at market price (not net assets value (“NAV”), as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor: Foreside Fund Services, LLC

Table of Contents

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	AGF U.S. Market Neutral Anti-Beta Fund
8	AGF Global Infrastructure ETF
10	Statements of Assets and Liabilities
11	Statements of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
29	Expense Examples
30	Liquidity Risk Management Program
31	Additional Information

AGF U.S. Market Neutral Anti-Beta Fund invests in certain securities long and certain securities short, and the performance of the Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then the Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, the Fund will generate a negative return.

The Dow Jones U.S. Thematic Market Neutral Low Beta Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by AGF Management Limited. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by AGF Management Limited. AGF U.S. Market Neutral Anti-Beta Fund (symbol BTAL) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the AGF U.S. Market Neutral Anti-Beta Fund or any member of the public regarding the advisability of investing in securities generally or in AGF U.S. Market Neutral Anti-Beta Fund. S&P Dow Jones Indices’ only relationship to AGF Management Limited with respect to the Dow Jones U.S. Thematic Market Neutral Low Beta Index is the licensing of the Dow Jones U.S. Thematic Market Neutral Low Beta Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Dow Jones U.S. Thematic Market Neutral Low Beta Index is determined, composed and calculated by S&P Dow Jones Indices without regard to AGF Management Limited or the AGF U.S. Market Neutral Anti-Beta Fund. S&P Dow Jones Indices has no obligation to take the needs of AGF Management Limited or the owners of AGF U.S. Market Neutral Anti-Beta Fund into consideration in determining, composing or calculating the Dow Jones U.S. Thematic Market Neutral Low Beta Index. S&P Dow Jones Indices is not responsible for and have not participated in the determination of the prices, and amount of AGF U.S. Market Neutral Anti-Beta Fund or the timing of the issuance or sale of AGF U.S. Market Neutral Anti-Beta Fund. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of AGF U.S. Market Neutral Anti-Beta Fund.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES U.S. THEMATIC MARKET NEUTRAL LOW BETA INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY AGF MANAGEMENT LIMITED, OWNERS OF THE AGF U.S. MARKET NEUTRAL ANTI-BETA FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES U.S. THEMATIC MARKET NEUTRAL LOW BETA INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND AGF MANAGEMENT LIMITED, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

i

AGF Investments Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2023 (Unaudited)

AGF U.S. Market Neutral Anti-Beta Fund (BTAL)

The Fund seeks to provide a consistent negative beta exposure to the U.S. equity market. In seeking to achieve its investment objective, the Fund will invest primarily in long positions in low beta U.S. equities and short positions in high beta U.S. equities on a dollar neutral basis, within sectors. The Fund will construct a dollar neutral portfolio of long and short positions of U.S. equities by investing primarily in the constituent securities of the Dow Jones U.S. Thematic Market Neutral Low Beta Index (the “Index”) in approximately the same weight as they appear in the Index, subject to certain rules-based adjustments. The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. The Fund is an actively managed exchange-traded fund (“ETF”).

Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	104%
Equity Securities Short Positions	-115%
Swap Agreements Long Positions	9%
Swap Agreements Short Positions	-10%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives, if any) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long
Company	% of Net Assets
NVR, Inc.	0.8%
United States Steel Corp.	0.7%
Confluent, Inc.	0.6%
Apellis Pharmaceuticals, Inc.	0.6%
ON Semiconductor Corp.	0.6%
AutoZone, Inc.	0.6%
FMC Corp.	0.6%
Dick’s Sporting Goods, Inc.	0.6%
Aspen Technology, Inc.	0.6%
Lattice Semiconductor Corp.	0.6%

Largest Equity Holdings — Short
Company	% of Net Assets
Sunrun, Inc.	-0.9%
Carvana Co.	-0.8%
Affirm Holdings, Inc.	-0.8%
Opendoor Technologies, Inc.	-0.8%
Robinhood Markets, Inc.	-0.7%
Illumina, Inc.	-0.7%
Lyft, Inc.	-0.7%
Unity Software, Inc.	-0.7%
Coinbase Global, Inc.	-0.7%
Zillow Group, Inc.	-0.7%

	Fund Sector Weights (Based on Net Assets)
As of 12/31/2023	% of Long Weight	% of Short Weight
Communication Services	4.6%	-4.8%
Consumer Discretionary	12.9%	-14.2%
Consumer Staples	5.3%	-5.3%
Energy	4.1%	-4.0%
Financials	15.8%	-19.3%
Health Care	11.6%	-13.3%
Industrials	17.1%	-18.7%
Information Technology	15.2%	-16.1%
Materials	6.0%	-6.4%
Real Estate	7.0%	-7.9%
Utilities	4.6%	-4.7%

ii

AGF Investments Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2023 (Unaudited)

AGF Global Infrastructure ETF (GLIF)

The AGF Global Infrastructure ETF seeks to provide long-term capital appreciation. In seeking to achieve its investment objective, the Fund will seek to provide exposure to a diversified portfolio of global infrastructure equities. The Fund will utilize a qualitative, multi-factor investment process to seek long-term capital appreciation by investing primarily in global equity securities in the infrastructure industry. The Fund seeks to provide potential diversification and risk reduction benefits as listed infrastructure has historically exhibited lower correlations with traditional asset classes and lower volatility than global equities. Listed infrastructure securities typically offer higher dividend yields than equities or bonds and can be used as a hedge against inflation or to mitigate rising interest rates. The Fund employs a systematic, factor-driven investment strategy that uses a sector model and an expanded universe of global infrastructure equities to broaden the opportunity set and seek attractive risk-adjusted returns.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	97%
Master Limited Partnerships	2%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives, if any) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
	% of Net Assets	Fund Sector Weights (Based on Net Assets)
Company		As of 12/31/2023	% Weight
Enbridge, Inc.	6.2%	Communication Services	1.9%
Vinci SA	4.4%	Consumer Discretionary	0.6%
Aena SME SA	3.7%	Energy	18.4%
American Tower Corp.	3.4%	Industrials	28.1%
National Grid plc	3.3%	Information Technology	1.6%
Sempra	3.2%	Real Estate	9.7%
Cheniere Energy, Inc.	3.0%	Utilities	38.8%
NextEra Energy, Inc.	3.0%
ONEOK, Inc.	3.0%
Kinder Morgan, Inc.	2.7%

Top 10 Country Allocation
Country	% of Net Assets
United States	50.5%
Canada	10.5%
Spain	7.1%
France	5.9%
Italy	5.0%
United Kingdom	4.3%
Australia	3.8%
China	2.1%
Mexico	1.9%
Japan	1.8%

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Long Positions – 104.1%

Common Stocks – 104.1%

Aerospace & Defense – 4.1%
BWX Technologies, Inc.(a)	14,418	$1,106,293
Curtiss-Wright Corp.(a)	5,340	1,189,699
General Dynamics Corp.(a)	4,539	1,178,642
HEICO Corp.(a)	6,408	1,146,199
Lockheed Martin Corp.(a)	2,403	1,089,136
Northrop Grumman Corp.(a)	2,403	1,124,940
RTX Corp.(a)	14,151	1,190,665
Textron, Inc.(a)	14,685	1,180,968
		9,206,542
Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.(a)	13,884	1,199,439

Automobile Components – 0.5%
Mobileye Global, Inc., Class A*(a)	26,700	1,156,644

Biotechnology – 5.0%
AbbVie, Inc.(a)	8,277	1,282,687
Alkermes plc*(a)	46,992	1,303,558
Amgen, Inc.(a)	4,272	1,230,421
Apellis Pharmaceuticals, Inc.*(a)	23,496	1,406,471
Gilead Sciences, Inc.(a)	15,219	1,232,891
Neurocrine Biosciences, Inc.*(a)	10,146	1,336,837
Sarepta Therapeutics, Inc.*(a)	13,617	1,313,087
United Therapeutics Corp.*(a)	4,806	1,056,791
Vertex Pharmaceuticals, Inc.*(a)	3,204	1,303,676
		11,466,419
Broadline Retail – 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	14,952	1,134,707

Capital Markets – 1.0%
Cboe Global Markets, Inc.(a)	6,141	1,096,537
CME Group, Inc.(a)	5,340	1,124,604
		2,221,141
Chemicals – 3.2%
Air Products and Chemicals, Inc.(a)	4,272	1,169,673
CF Industries Holdings, Inc.(a)	14,952	1,188,684
Corteva, Inc.(a)	24,831	1,189,901
FMC Corp.(a)	21,894	1,380,417
Linde plc(a)	2,670	1,096,596
NewMarket Corp.(a)	2,136	1,165,893
		7,191,164
Commercial Services & Supplies – 2.1%
MSA Safety, Inc.(a)	6,675	1,126,940
Republic Services, Inc.(a)	6,942	1,144,805
Rollins, Inc.(a)	28,302	1,235,948
Waste Management, Inc.(a)	6,675	1,195,493
		4,703,186
Communications Equipment – 2.6%
Ciena Corp.*(a)	25,098	1,129,661
Cisco Systems, Inc.(a)	23,763	1,200,507
F5, Inc.*(a)	6,675	1,194,692
Juniper Networks, Inc.(a)	41,652	1,227,901

Investments	Shares	Value ($)
Motorola Solutions, Inc.(a)	3,471	$1,086,735
		5,839,496
Construction & Engineering – 1.6%
EMCOR Group, Inc.(a)	5,073	1,092,876
MDU Resources Group, Inc.(a)	59,541	1,178,912
WillScot Mobile Mini Holdings Corp.*(a)	29,370	1,306,965
		3,578,753
Consumer Finance – 0.5%
FirstCash Holdings, Inc.(a)	10,146	1,099,725

Consumer Staples Distribution & Retail – 1.6%
BJ’s Wholesale Club Holdings, Inc.*(a)	17,355	1,156,884
Dollar General Corp.(a)	9,078	1,234,154
Kroger Co. (The)(a)	25,632	1,171,639
		3,562,677
Containers & Packaging – 2.1%
Amcor plc(a)	121,485	1,171,115
AptarGroup, Inc.(a)	8,811	1,089,216
Graphic Packaging Holding Co.(a)	50,196	1,237,332
Silgan Holdings, Inc.(a)	27,501	1,244,420
		4,742,083
Distributors – 0.5%
Genuine Parts Co.(a)	8,277	1,146,364

Diversified Consumer Services – 1.0%
Grand Canyon Education, Inc.*(a)	8,277	1,092,895
H&R Block, Inc.(a)	24,297	1,175,246
		2,268,141
Diversified REITs – 0.5%
WP Carey, Inc., REIT(a)	19,224	1,245,907

Diversified Telecommunication Services – 1.0%
AT&T, Inc.(a)	70,221	1,178,308
Verizon Communications, Inc.(a)	30,438	1,147,513
		2,325,821
Electric Utilities – 3.1%
American Electric Power Co., Inc.(a)	14,418	1,171,030
Duke Energy Corp.(a)	12,549	1,217,755
Evergy, Inc.(a)	22,428	1,170,742
PNM Resources, Inc.(a)	26,967	1,121,827
Southern Co. (The)(a)	16,020	1,123,322
Xcel Energy, Inc.(a)	18,690	1,157,098
		6,961,774
Electrical Equipment – 1.1%
Eaton Corp. plc(a)	5,073	1,221,680
Hubbell, Inc.(a)	3,738	1,229,540
		2,451,220
Electronic Equipment, Instruments & Components – 2.7%
Avnet, Inc.(a)	24,030	1,211,112
CDW Corp.(a)	5,340	1,213,889
Corning, Inc.(a)	40,851	1,243,913
Crane NXT Co.(a)	21,894	1,245,112
Teledyne Technologies, Inc.*(a)	2,937	1,310,753
		6,224,779
Energy Equipment & Services – 0.5%
TechnipFMC plc(a)	53,934	1,086,231

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Entertainment – 2.0%
Electronic Arts, Inc.(a)	8,277	$1,132,376
Endeavor Group Holdings, Inc., Class A(a)	45,924	1,089,777
Madison Square Garden Sports Corp., Class A*(a)	6,675	1,213,715
TKO Group Holdings, Inc.(a)	14,418	1,176,221
		4,612,089
Financial Services – 0.6%
Radian Group, Inc.(a)	44,856	1,280,639

Food Products – 3.7%
Campbell Soup Co.(a)	27,768	1,200,411
Conagra Brands, Inc.(a)	40,317	1,155,485
Flowers Foods, Inc.(a)	53,667	1,208,044
General Mills, Inc.(a)	17,889	1,165,289
J M Smucker Co. (The)(a)	10,146	1,282,252
Kraft Heinz Co. (The)(a)	32,574	1,204,587
Lancaster Colony Corp.(a)	6,942	1,155,079
		8,371,147
Ground Transportation – 1.6%
CSX Corp.(a)	35,511	1,231,167
Knight-Swift Transportation Holdings, Inc.(a)	21,894	1,262,189
Landstar System, Inc.(a)	6,408	1,240,909
		3,734,265
Health Care Providers & Services – 5.0%
agilon health, Inc.*(a)	97,989	1,229,762
Centene Corp.*(a)	15,219	1,129,402
Chemed Corp.(a)	1,869	1,092,898
Cigna Group (The)(a)	4,005	1,199,297
HealthEquity, Inc.*(a)	16,821	1,115,232
Humana, Inc.(a)	2,136	977,882
McKesson Corp.(a)	2,403	1,112,541
Molina Healthcare, Inc.*(a)	3,204	1,157,637
Premier, Inc., Class A(a)	54,468	1,217,905
UnitedHealth Group, Inc.(a)	2,136	1,124,540
		11,357,096
Health Care REITs – 1.1%
Omega Healthcare Investors, Inc., REIT(a)	35,511	1,088,767
Physicians Realty Trust, REIT(a)	100,125	1,332,664
		2,421,431
Hotels, Restaurants & Leisure – 4.2%
Choice Hotels International, Inc.(a)	10,146	1,149,542
Churchill Downs, Inc.(a)	9,612	1,296,947
Darden Restaurants, Inc.(a)	7,209	1,184,439
McDonald’s Corp.(a)	4,005	1,187,523
Texas Roadhouse, Inc.(a)	10,146	1,240,146
Wendy’s Co. (The)(a)	59,007	1,149,456
Wyndham Hotels & Resorts, Inc.(a)	14,418	1,159,351
Yum! Brands, Inc.	8,811	1,151,245
		9,518,649
Household Durables – 0.8%
NVR, Inc.*(a)	267	1,869,120

Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp.(a)	31,773	1,223,896

Investments	Shares	Value ($)

Industrial Conglomerates – 1.1%
General Electric Co.(a)	9,345	$1,192,702
Honeywell International, Inc.(a)	5,874	1,231,837
		2,424,539
Insurance – 13.8%
Allstate Corp. (The)(a)	8,277	1,158,615
Aon plc, Class A(a)	3,471	1,010,130
Arch Capital Group Ltd.*(a)	13,083	971,674
Assurant, Inc.(a)	6,675	1,124,671
Axis Capital Holdings Ltd.(a)	20,292	1,123,568
Brown & Brown, Inc.(a)	15,219	1,082,223
Chubb Ltd.(a)	5,073	1,146,498
Enstar Group Ltd.*(a)	4,272	1,257,463
Erie Indemnity Co., Class A(a)	3,738	1,251,931
Everest Group Ltd.(a)	2,670	944,059
Globe Life, Inc.(a)	9,345	1,137,473
Hanover Insurance Group, Inc. (The)(a)	9,078	1,102,251
Hartford Financial Services Group, Inc. (The)(a)	14,418	1,158,919
Loews Corp.(a)	16,287	1,133,412
Markel Group, Inc.*(a)	801	1,137,340
Marsh & McLennan Cos., Inc.(a)	5,607	1,062,358
Old Republic International Corp.(a)	38,982	1,146,071
Progressive Corp. (The)(a)	6,942	1,105,722
Reinsurance Group of America, Inc.(a)	6,942	1,123,077
RenaissanceRe Holdings Ltd.(a)	5,073	994,308
RLI Corp.(a)	8,010	1,066,291
Ryan Specialty Holdings, Inc., Class A*(a)	24,564	1,056,743
Selective Insurance Group, Inc.(a)	10,947	1,089,008
Travelers Cos., Inc. (The)(a)	6,408	1,220,660
Unum Group(a)	26,433	1,195,300
W R Berkley Corp.(a)	15,753	1,114,052
White Mountains Insurance Group Ltd.(a)	801	1,205,513
Willis Towers Watson plc(a)	4,539	1,094,807
		31,214,137
IT Services – 1.5%
Amdocs Ltd.(a)	13,617	1,196,798
International Business Machines Corp.(a)	7,209	1,179,032
VeriSign, Inc.*(a)	5,340	1,099,826
		3,475,656
Machinery – 0.5%
Donaldson Co., Inc.(a)	18,957	1,238,840

Media – 1.0%
Fox Corp., Class A(a)	37,647	1,116,986
TEGNA, Inc.(a)	72,090	1,102,977
		2,219,963
Metals & Mining – 0.7%
United States Steel Corp.(a)	32,574	1,584,725

Multi-Utilities – 1.0%
Consolidated Edison, Inc.(a)	12,549	1,141,583
WEC Energy Group, Inc.(a)	13,884	1,168,616
		2,310,199

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Office REITs – 0.5%
COPT Defense Properties, REIT(a)	46,992	$1,204,405

Oil, Gas & Consumable Fuels – 3.6%
Chevron Corp.(a)	7,743	1,154,946
Exxon Mobil Corp.	10,947	1,094,481
Marathon Petroleum Corp.(a)	7,476	1,109,139
Phillips 66(a)	9,612	1,279,742
Range Resources Corp.(a)	34,176	1,040,317
Texas Pacific Land Corp.(a)	801	1,259,533
Valero Energy Corp.(a)	9,078	1,180,140
		8,118,298
Pharmaceuticals – 1.6%
Bristol-Myers Squibb Co.(a)	23,229	1,191,880
Johnson & Johnson(a)	7,476	1,171,788
Merck & Co., Inc.(a)	11,214	1,222,551
		3,586,219
Professional Services – 4.5%
Booz Allen Hamilton Holding Corp.(a)	8,811	1,127,015
CACI International, Inc., Class A*(a)	3,471	1,124,118
FTI Consulting, Inc.*(a)	5,073	1,010,288
Genpact Ltd.(a)	33,909	1,176,981
Jacobs Solutions, Inc.(a)	9,345	1,212,981
KBR, Inc.(a)	21,627	1,198,352
Maximus, Inc.(a)	13,350	1,119,531
Science Applications International Corp.(a)	9,612	1,194,964
Verisk Analytics, Inc.(a)	4,806	1,147,961
		10,312,191
Residential REITs – 2.2%
AvalonBay Communities, Inc., REIT(a)	6,675	1,249,693
Equity LifeStyle Properties, Inc., REIT(a)	16,020	1,130,051
Equity Residential, REIT(a)	20,025	1,224,729
Essex Property Trust, Inc., REIT(a)	5,340	1,324,000
		4,928,473
Retail REITs – 1.6%
Agree Realty Corp., REIT(a)	19,491	1,226,959
NNN REIT, Inc., REIT(a)	28,302	1,219,816
Realty Income Corp., REIT(a)	21,093	1,211,160
		3,657,935
Semiconductors & Semiconductor Equipment – 2.3%
Analog Devices, Inc.(a)	6,141	1,219,357
Cirrus Logic, Inc.*(a)	14,685	1,221,645
Lattice Semiconductor Corp.*(a)	19,491	1,344,684
ON Semiconductor Corp.*(a)	16,554	1,382,756
		5,168,442
Software – 5.5%
Aspen Technology, Inc.*(a)	6,141	1,351,941
CCC Intelligent Solutions Holdings, Inc.*(a)	98,256	1,119,136
Confluent, Inc., Class A*(a)	60,609	1,418,250
Dolby Laboratories, Inc., Class A(a)	13,083	1,127,493
Dropbox, Inc., Class A*(a)	40,050	1,180,674

Investments	Shares	Value ($)
Fortinet, Inc.*(a)	21,093	$1,234,573
Guidewire Software, Inc.*(a)	11,748	1,281,002
PTC, Inc.*(a)	7,209	1,261,287
Roper Technologies, Inc.(a)	2,136	1,164,483
Varonis Systems, Inc.*(a)	28,035	1,269,425
		12,408,264
Specialized REITs – 1.1%
Gaming and Leisure Properties, Inc., REIT(a)	25,365	1,251,763
VICI Properties, Inc., REIT(a)	39,516	1,259,770
		2,511,533
Specialty Retail – 4.8%
AutoZone, Inc.*(a)	534	1,380,716
Dick’s Sporting Goods, Inc.(a)	9,345	1,373,248
Five Below, Inc.*(a)	5,874	1,252,102
Murphy USA, Inc.(a)	2,937	1,047,217
O’Reilly Automotive, Inc.*(a)	1,068	1,014,685
Penske Automotive Group, Inc.(a)	7,476	1,199,973
TJX Cos., Inc. (The)(a)	12,816	1,202,269
Tractor Supply Co.(a)	5,607	1,205,673
Ulta Beauty, Inc.*(a)	2,670	1,308,273
		10,984,156
Technology Hardware, Storage & Peripherals – 0.6%
NetApp, Inc.(a)	14,418	1,271,091

Textiles, Apparel & Luxury Goods – 0.5%
Deckers Outdoor Corp.*(a)	1,602	1,070,825

Wireless Telecommunication Services – 0.5%
T-Mobile US, Inc.(a)	7,743	1,241,435

Total Common Stocks (Cost $231,469,381)		236,131,871

Total Long Positions (Cost $231,469,381)		236,131,871

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Short Positions – (114.7)%

Common Stocks – (114.7)%

Aerospace & Defense – (0.6)%
Axon Enterprise, Inc.	(4,806)	$(1,241,534)

Air Freight & Logistics – (0.5)%
GXO Logistics, Inc.	(20,025)	(1,224,729)

Automobiles – (1.9)%
Rivian Automotive, Inc., Class A	(67,017)	(1,572,219)
Tesla, Inc.	(4,806)	(1,194,195)
Thor Industries, Inc.	(13,083)	(1,547,064)
		(4,313,478)
Banks – (7.2)%
Bank OZK	(26,967)	(1,343,766)
Citizens Financial Group, Inc.	(42,186)	(1,398,044)
Comerica, Inc.	(25,899)	(1,445,423)
First Citizens BancShares, Inc., Class A	(801)	(1,136,595)
KeyCorp	(94,785)	(1,364,904)
New York Community Bancorp, Inc.	(119,883)	(1,226,403)
Pinnacle Financial Partners, Inc.	(15,486)	(1,350,689)
Synovus Financial Corp.	(37,380)	(1,407,357)
Valley National Bancorp	(127,893)	(1,388,918)
Webster Financial Corp.	(25,899)	(1,314,633)
Western Alliance Bancorp	(22,962)	(1,510,670)
Zions Bancorp NA	(32,307)	(1,417,308)
		(16,304,710)
Beverages – (1.5)%
Boston Beer Co., Inc. (The), Class A	(3,204)	(1,107,270)
Brown-Forman Corp., Class B	(18,957)	(1,082,445)
Celsius Holdings, Inc.	(20,826)	(1,135,434)
		(3,325,149)
Biotechnology – (3.8)%
Arrowhead Pharmaceuticals, Inc.	(38,982)	(1,192,849)
Blueprint Medicines Corp.	(16,020)	(1,477,685)
CRISPR Therapeutics AG	(15,486)	(969,424)
Exact Sciences Corp.	(16,821)	(1,244,417)
Intellia Therapeutics, Inc.	(36,312)	(1,107,153)
Moderna, Inc.	(14,418)	(1,433,870)
Natera, Inc.	(20,292)	(1,271,091)
		(8,696,489)
Broadline Retail – (0.5)%
Etsy, Inc.	(15,219)	(1,233,500)

Building Products – (3.5)%
Advanced Drainage Systems, Inc.	(9,078)	(1,276,730)
Builders FirstSource, Inc.	(8,277)	(1,381,762)
Fortune Brands Innovations, Inc.	(16,554)	(1,260,422)
Owens Corning	(9,612)	(1,424,787)
Simpson Manufacturing Co., Inc.	(6,675)	(1,321,516)
Trex Co., Inc.	(16,287)	(1,348,401)
		(8,013,618)

Investments	Shares	Value ($)
Capital Markets – (5.5)%
Blackstone, Inc., Class A	(10,413)	$(1,363,270)
Blue Owl Capital, Inc.	(83,304)	(1,241,230)
Carlyle Group, Inc. (The)	(33,909)	(1,379,757)
Coinbase Global, Inc., Class A	(9,345)	(1,625,282)
Janus Henderson Group plc	(43,254)	(1,304,108)
Jefferies Financial Group, Inc.	(32,307)	(1,305,526)
KKR & Co., Inc.	(16,287)	(1,349,378)
Robinhood Markets, Inc., Class A	(132,966)	(1,693,987)
T. Rowe Price Group, Inc.	(11,481)	(1,236,389)
		(12,498,927)
Chemicals – (2.3)%
Albemarle Corp.	(9,345)	(1,350,166)
Celanese Corp., Series A	(8,277)	(1,285,997)
Chemours Co. (The)	(42,720)	(1,347,389)
Scotts Miracle-Gro Co. (The)	(20,025)	(1,276,594)
		(5,260,146)
Communications Equipment – (0.6)%
Lumentum Holdings, Inc.	(25,899)	(1,357,626)

Consumer Finance – (2.5)%
Ally Financial, Inc.	(41,652)	(1,454,488)
Capital One Financial Corp.	(10,413)	(1,365,353)
Credit Acceptance Corp.	(2,670)	(1,422,389)
OneMain Holdings, Inc.	(28,302)	(1,392,458)
		(5,634,688)
Consumer Staples Distribution & Retail – (2.1)%
Performance Food Group Co.	(17,355)	(1,200,098)
Sysco Corp.	(15,486)	(1,132,491)
Target Corp.	(8,544)	(1,216,837)
US Foods Holding Corp.	(25,632)	(1,163,949)
		(4,713,375)
Containers & Packaging – (0.5)%
Sealed Air Corp.	(33,642)	(1,228,606)

Diversified Consumer Services – (0.5)%
Duolingo, Inc.	(5,073)	(1,150,810)

Electric Utilities – (0.6)%
NRG Energy, Inc.	(24,030)	(1,242,351)

Electrical Equipment – (2.0)%
Generac Holdings, Inc.	(9,879)	(1,276,762)
Shoals Technologies Group, Inc., Class A	(80,901)	(1,257,201)
Sunrun, Inc.	(100,125)	(1,965,454)
		(4,499,417)
Electronic Equipment, Instruments & Components – (1.2)%
Coherent Corp.	(30,705)	(1,336,589)
Zebra Technologies Corp., Class A	(4,806)	(1,313,624)
		(2,650,213)
Energy Equipment & Services – (2.5)%
Halliburton Co.	(29,637)	(1,071,377)
Noble Corp. plc	(25,098)	(1,208,720)
NOV, Inc.	(58,206)	(1,180,418)
Schlumberger NV	(21,360)	(1,111,574)
Transocean Ltd.	(175,686)	(1,115,606)
		(5,687,695)

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Entertainment – (1.5)%
ROBLOX Corp., Class A	(28,836)	$(1,318,382)
Roku, Inc.	(10,947)	(1,003,402)
Warner Bros Discovery, Inc.	(103,596)	(1,178,922)
		(3,500,706)
Financial Services – (3.1)%
Affirm Holdings, Inc.	(37,914)	(1,863,094)
Apollo Global Management, Inc.	(12,282)	(1,144,559)
Block, Inc., Class A	(18,423)	(1,425,019)
PayPal Holdings, Inc.	(19,758)	(1,213,339)
Shift4 Payments, Inc., Class A	(17,088)	(1,270,322)
		(6,916,333)
Gas Utilities – (0.6)%
UGI Corp.	(50,730)	(1,247,958)

Ground Transportation – (3.2)%
Avis Budget Group, Inc.	(6,141)	(1,088,554)
Lyft, Inc., Class A	(108,936)	(1,632,951)
Old Dominion Freight Line, Inc.	(2,670)	(1,082,231)
Saia, Inc.	(2,670)	(1,170,047)
Uber Technologies, Inc.	(20,025)	(1,232,939)
XPO, Inc.	(12,549)	(1,099,167)
		(7,305,889)
Health Care Equipment & Supplies – (2.4)%
Align Technology, Inc.	(5,073)	(1,390,002)
ICU Medical, Inc.	(13,350)	(1,331,529)
IDEXX Laboratories, Inc.	(2,403)	(1,333,785)
Novocure Ltd.	(93,717)	(1,399,195)
		(5,454,511)
Health Care Providers & Services – (0.5)%
Guardant Health, Inc.	(45,657)	(1,235,022)

Health Care Technology – (1.7)%
Doximity, Inc., Class A	(46,992)	(1,317,656)
Teladoc Health, Inc.	(64,881)	(1,398,185)
Veeva Systems, Inc., Class A	(6,408)	(1,233,668)
		(3,949,509)
Hotels, Restaurants & Leisure – (4.4)%
Airbnb, Inc., Class A	(8,544)	(1,163,180)
Caesars Entertainment, Inc.	(24,297)	(1,139,043)
Carnival Corp.	(76,362)	(1,415,752)
DoorDash, Inc., Class A	(11,748)	(1,161,760)
DraftKings, Inc., Class A	(28,836)	(1,016,469)
Expedia Group, Inc.	(8,277)	(1,256,366)
Norwegian Cruise Line Holdings Ltd.	(77,697)	(1,557,048)
Royal Caribbean Cruises Ltd.	(10,413)	(1,348,379)
		(10,057,997)
Household Durables – (0.6)%
TopBuild Corp.	(3,738)	(1,398,984)

Independent Power and Renewable Electricity Producers – (1.2)%
AES Corp. (The)	(65,949)	(1,269,519)
Clearway Energy, Inc., Class C	(48,861)	(1,340,257)
		(2,609,776)
Industrial REITs – (0.6)%
Prologis, Inc., REIT	(9,879)	(1,316,871)

Insurance – (0.6)%
Lincoln National Corp.	(46,458)	(1,252,972)

Investments	Shares	Value ($)
Interactive Media & Services – (1.3)%
Snap, Inc., Class A	(88,110)	$(1,491,702)
ZoomInfo Technologies, Inc., Class A	(80,367)	(1,485,986)
		(2,977,688)
IT Services – (1.6)%
Cloudflare, Inc., Class A	(14,952)	(1,244,904)
DXC Technology Co.	(48,327)	(1,105,238)
Twilio, Inc., Class A	(17,622)	(1,336,981)
		(3,687,123)
Leisure Products – (0.6)%
Peloton Interactive, Inc., Class A	(206,658)	(1,258,547)

Life Sciences Tools & Services – (3.6)%
10X Genomics, Inc., Class A	(26,166)	(1,464,249)
Charles River Laboratories International, Inc.	(5,607)	(1,325,495)
Illumina, Inc.	(11,748)	(1,635,791)
IQVIA Holdings, Inc.	(5,340)	(1,235,569)
Medpace Holdings, Inc.	(4,005)	(1,227,653)
Repligen Corp.	(6,942)	(1,248,172)
		(8,136,929)
Machinery – (2.1)%
Chart Industries, Inc.	(8,544)	(1,164,804)
ITT, Inc.	(10,146)	(1,210,621)
Pentair plc	(17,355)	(1,261,882)
Stanley Black & Decker, Inc.	(12,282)	(1,204,864)
		(4,842,171)
Media – (1.9)%
Charter Communications, Inc., Class A	(2,670)	(1,037,776)
Liberty Broadband Corp., Class C	(13,083)	(1,054,359)
Paramount Global, Class B	(78,765)	(1,164,934)
Trade Desk, Inc. (The), Class A	(16,020)	(1,152,799)
		(4,409,868)
Metals & Mining – (3.0)%
Alcoa Corp.	(42,453)	(1,443,402)
Cleveland-Cliffs, Inc.	(66,216)	(1,352,131)
Freeport-McMoRan, Inc.	(30,438)	(1,295,745)
MP Materials Corp.	(71,022)	(1,409,787)
Nucor Corp.	(6,942)	(1,208,186)
		(6,709,251)
Mortgage Real Estate Investment Trusts (REITs) – (0.5)%
Annaly Capital Management, Inc.	(64,080)	(1,241,230)

Multi-Utilities – (2.0)%
Black Hills Corp.	(21,894)	(1,181,182)
Dominion Energy, Inc.	(23,763)	(1,116,861)
Northwestern Energy Group, Inc.	(22,161)	(1,127,773)
Public Service Enterprise Group, Inc.	(17,355)	(1,061,258)
		(4,487,074)
Office REITs – (2.5)%
Boston Properties, Inc., REIT	(20,826)	(1,461,361)
Cousins Properties, Inc., REIT	(56,337)	(1,371,806)
Kilroy Realty Corp., REIT	(36,579)	(1,457,307)
Vornado Realty Trust, REIT	(51,264)	(1,448,208)
		(5,738,682)

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels – (1.5)%
Equitrans Midstream Corp.	(122,553)	$(1,247,590)
Matador Resources Co.	(19,491)	(1,108,258)
Ovintiv, Inc.	(25,098)	(1,102,304)
		(3,458,152)
Paper & Forest Products – (0.6)%
Louisiana-Pacific Corp.	(18,156)	(1,285,989)

Passenger Airlines – (2.2)%
American Airlines Group, Inc.	(91,581)	(1,258,323)
Delta Air Lines, Inc.	(31,239)	(1,256,745)
Joby Aviation, Inc.	(196,779)	(1,308,580)
United Airlines Holdings, Inc.	(28,569)	(1,178,757)
		(5,002,405)
Personal Care Products – (1.7)%
Coty, Inc., Class A	(99,324)	(1,233,604)
elf Beauty, Inc.	(9,612)	(1,387,396)
Estee Lauder Cos., Inc. (The), Class A	(9,078)	(1,327,658)
		(3,948,658)
Pharmaceuticals – (1.2)%
Catalent, Inc.	(28,569)	(1,283,605)
Elanco Animal Health, Inc.	(92,649)	(1,380,470)
		(2,664,075)
Professional Services – (2.8)%
Alight, Inc., Class A	(146,583)	(1,250,353)
Ceridian HCM Holding, Inc.	(16,554)	(1,111,104)
Clarivate plc	(150,588)	(1,394,445)
Equifax, Inc.	(5,340)	(1,320,529)
TransUnion	(19,224)	(1,320,881)
		(6,397,312)
Real Estate Management & Development – (3.2)%
CBRE Group, Inc., Class A	(14,151)	(1,317,317)
CoStar Group, Inc.	(13,350)	(1,166,656)
Jones Lang LaSalle, Inc.	(7,209)	(1,361,564)
Opendoor Technologies, Inc.	(405,840)	(1,818,163)
Zillow Group, Inc., Class C	(27,234)	(1,575,759)
		(7,239,459)
Retail REITs – (0.5)%
Spirit Realty Capital, Inc., REIT	(27,501)	(1,201,519)

Semiconductors & Semiconductor Equipment – (4.1)%
Amkor Technology, Inc.	(40,050)	(1,332,463)
Entegris, Inc.	(10,680)	(1,279,678)
Intel Corp.	(25,365)	(1,274,591)
Marvell Technology, Inc.	(20,025)	(1,207,708)
Monolithic Power Systems, Inc.	(2,136)	(1,347,346)
SolarEdge Technologies, Inc.	(14,418)	(1,349,525)
Wolfspeed, Inc.	(33,108)	(1,440,529)
		(9,231,840)
Software – (8.7)%
AppLovin Corp., Class A	(28,302)	(1,127,835)
Asana, Inc., Class A	(54,468)	(1,035,437)
DocuSign, Inc.	(26,433)	(1,571,442)
DoubleVerify Holdings, Inc.	(34,710)	(1,276,634)
Five9, Inc.	(14,952)	(1,176,573)
HashiCorp, Inc., Class A	(53,133)	(1,256,064)
HubSpot, Inc.	(2,403)	(1,395,038)
MicroStrategy, Inc., Class A	(2,136)	(1,349,140)

Investments	Shares	Value ($)
Palantir Technologies, Inc., Class A	(58,473)	$(1,003,981)
RingCentral, Inc., Class A	(40,050)	(1,359,697)
Samsara, Inc., Class A	(41,652)	(1,390,344)
Smartsheet, Inc., Class A	(26,700)	(1,276,794)
UiPath, Inc., Class A	(60,342)	(1,498,895)
Unity Software, Inc.	(39,783)	(1,626,727)
Zscaler, Inc.	(5,874)	(1,301,443)
		(19,646,044)
Specialized REITs – (1.1)%
Lamar Advertising Co., Class A, REIT	(11,214)	(1,191,824)
Rayonier, Inc., REIT	(36,045)	(1,204,263)
		(2,396,087)
Specialty Retail – (3.8)%
Carvana Co.	(36,045)	(1,908,222)
Chewy, Inc., Class A	(60,876)	(1,438,500)
Floor & Decor Holdings, Inc., Class A	(12,015)	(1,340,393)
Gap, Inc. (The)	(70,221)	(1,468,321)
GNC Holdings, Inc.‡	(6,956)	—
RH	(4,272)	(1,245,203)
Wayfair, Inc., Class A	(21,093)	(1,301,438)
		(8,702,077)
Textiles, Apparel & Luxury Goods – (1.8)%
PVH Corp.	(12,549)	(1,532,484)
Under Armour, Inc., Class A	(140,442)	(1,234,485)
VF Corp.	(67,284)	(1,264,939)
		(4,031,908)
Trading Companies & Distributors – (1.7)%
SiteOne Landscape Supply, Inc.	(8,010)	(1,301,625)
United Rentals, Inc.	(2,403)	(1,377,928)
WESCO International, Inc.	(7,209)	(1,253,501)
		(3,933,054)
Water Utilities – (0.5)%
American Water Works Co., Inc.	(8,544)	(1,127,723)

Total Common Stocks (Proceeds $(255,567,826))		(260,278,454)

Total Short Positions (Proceeds $(255,567,826))		(260,278,454)

Total Investments – (10.6)% (Net Cost and Proceeds $(24,098,445))		(24,146,583)
Other assets less liabilities – 110.6%		250,981,106
Net Assets – 100.0%		226,834,523

*Non-income producing security.

(a)All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $181,989,529.

‡Security fair valued as of December 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2023 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the net cost and proceeds of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,072,005
Aggregate gross unrealized depreciation	(46,982,303)
Net unrealized depreciation	$(19,910,298)
Federal income tax net cost and proceeds of investments (including derivative contracts, if any)	$(5,724,234)

OTC Total return swap contracts outstanding as of December 31, 2023

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Cash Collateral (Received) Pledged ($)	Net Amount(5) ($)
USD 18,705,935	10/1/2025	Morgan Stanley	5.68%	Monthly	Dow Jones U.S. Low Beta Total Return Index(6)	1,557,288	—	1,557,288
USD (19,089,765)	10/1/2025	Morgan Stanley	4.93%	Monthly	Dow Jones U.S. High Beta Total Return Index(7)	(3,045,237)	3,045,237(8)	—
						(1,487,949)		1,557,288

(1)Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)Reflects the floating financing rate (based on the U.S. effective federal funds rate), as of December 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)The 50 largest components of the referenced underlying Swap Index can be found at www.agf.com/us/resources

(4)The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or ‘‘net’’ these amounts on its Statement of Assets and Liabilities.

(5)Represents the ‘‘uncollateralized’’ amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum ‘‘thresholds’’ that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(7)The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(8)Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. generally accepted accounting principle (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

Abbreviations

USD US Dollar

See accompanying notes to the financial statements.

AGF Investments Trust

AGF Global Infrastructure ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Common Stocks – 97.3%

Broadline Retail – 0.5%
Amazon.com, Inc.*	140	$21,272

Commercial Services & Supplies – 1.1%
Republic Services, Inc.	130	21,438
Waste Connections, Inc.	144	21,503
		42,941
Construction & Engineering – 7.6%
Bouygues SA	500	18,833
Ferrovial SE	1,129	41,155
Quanta Services, Inc.	297	64,093
Vinci SA	1,375	172,589
		296,670
Diversified Telecommunication Services – 1.5%
Cellnex Telecom SA	975	38,383
Deutsche Telekom AG (Registered)	812	19,497
		57,880
Electric Utilities – 17.7%
American Electric Power Co., Inc.	716	58,154
Contact Energy Ltd.	1,176	5,955
Duke Energy Corp.	1,012	98,204
Edison International	929	66,414
Endesa SA	1,383	28,184
Enel SpA	8,840	65,677
Eversource Energy	873	53,882
Exelon Corp.	127	4,559
Iberdrola SA	2,063	27,033
Neoenergia SA	3,700	16,255
NextEra Energy, Inc.	1,928	117,107
Southern Co. (The)	548	38,426
SSE plc	1,596	37,757
Terna - Rete Elettrica Nazionale	3,506	29,237
Xcel Energy, Inc.	691	42,780
		689,624
Electrical Equipment – 0.9%
Emerson Electric Co.	354	34,455

Gas Utilities – 5.0%
APA Group	2,168	12,617
Atmos Energy Corp.	249	28,859
Enagas SA	2,018	34,007
Italgas SpA	2,927	16,738
New Jersey Resources Corp.	554	24,697
Snam SpA	7,355	37,797
Spire, Inc.	666	41,518
		196,233
Ground Transportation – 3.8%
Canadian National Railway Co.	297	37,331
CSX Corp.	765	26,523
Keisei Electric Railway Co. Ltd.	200	9,452
Kyushu Railway Co.	800	17,628
Union Pacific Corp.	167	41,019
West Japan Railway Co.	400	16,684
		148,637
Health Care REITs – 0.9%
National Health Investors, Inc., REIT	206	11,505
Omega Healthcare Investors, Inc., REIT	374	11,467
Physicians Realty Trust, REIT	895	11,912
		34,884

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers – 1.9%
Atlantica Sustainable Infrastructure plc	185	$3,977
China Resources Power Holdings Co. Ltd.	6,000	12,018
Clearway Energy, Inc.	585	16,047
Engie Brasil Energia SA	1,500	13,998
RWE AG	609	27,685
		73,725
Industrial REITs – 1.6%
CapitaLand Ascendas, REIT	7,000	16,071
Prologis, Inc., REIT	171	22,794
STAG Industrial, Inc., REIT	606	23,792
		62,657
Interactive Media & Services – 0.4%
Alphabet, Inc., Class C*	124	17,475

Machinery – 1.4%
Alfa Laval AB	701	28,037
Flowserve Corp.	278	11,459
Hitachi Zosen Corp.	2,400	15,949
		55,445
Multi-Utilities – 9.0%
A2A SpA	9,846	20,206
CenterPoint Energy, Inc.	264	7,542
E.ON SE	1,502	20,146
National Grid plc	9,551	128,803
REN - Redes Energeticas Nacionais SGPS SA	7,079	18,170
Sempra	1,690	126,294
Veolia Environnement SA	266	8,387
WEC Energy Group, Inc.	264	22,221
		351,769
Oil, Gas & Consumable Fuels – 18.2%
Cheniere Energy, Inc.	693	118,302
Enbridge, Inc.	6,702	241,263
Gibson Energy, Inc.	1,248	18,959
Kinder Morgan, Inc.	5,937	104,729
ONEOK, Inc.	1,639	115,090
Pembina Pipeline Corp.	673	23,171
TC Energy Corp.	826	32,266
Williams Cos., Inc. (The)	1,633	56,877
		710,657
Real Estate Management & Development – 0.4%
DigitalBridge Group, Inc.	898	15,751

Software – 1.6%
Microsoft Corp.	114	42,868
Oracle Corp.	167	17,607
		60,475
Specialized REITs – 6.8%
American Tower Corp., REIT	618	133,414
Crown Castle, Inc., REIT	277	31,908
Equinix, Inc., REIT	25	20,135
Iron Mountain, Inc., REIT	831	58,153
SBA Communications Corp., REIT	79	20,041
		263,651

See accompanying notes to the financial statements.

AGF Investments Trust

AGF Global Infrastructure ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Transportation Infrastructure – 13.3%
Aena SME SA	797	$144,383
Atlas Arteria Ltd.	5,633	22,187
China Merchants Port Holdings Co. Ltd.	12,000	16,351
Enav SpA	7,265	27,557
Flughafen Zurich AG (Registered)	105	21,923
Getlink SE	1,739	31,801
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	299	25,304
Grupo Aeroportuario del Pacifico SAB de CV, ADR	161	28,210
Grupo Aeroportuario del Sureste SAB de CV, ADR	72	21,188
Kamigumi Co. Ltd.	412	9,835
Qube Holdings Ltd.	4,299	9,492
Salik Co. PJSC	26,481	22,424
Shenzhen Expressway Corp. Ltd., Class H	14,000	11,313
Transurban Group	11,105	103,751
Yuexiu Transport Infrastructure Ltd.	40,000	21,771
		517,490
Water Utilities – 3.7%
American Water Works Co., Inc.	703	92,789
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR*	1,509	22,982
Essential Utilities, Inc.	263	9,823
Guangdong Investment Ltd.	26,000	18,913
		144,507
Total Common Stocks (Cost $3,515,569)		3,796,198

Master Limited Partnerships – 1.6%

Multi-Utilities – 1.4%
Brookfield Infrastructure Partners LP	1,762	55,485

Oil, Gas & Consumable Fuels – 0.2%
Energy Transfer LP	356	4,913

Total Master Limited Partnerships (Cost $59,028)		60,398
Total Investments – 98.9% (Cost $3,574,597)		3,856,596
Other assets less liabilities – 1.1%		43,848
Net Assets – 100.0%		3,900,444

*Non-income producing security.

Abbreviations

ADR American Depositary Receipt

PJSC Public Joint Stock Company

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,582
Aggregate gross unrealized depreciation	(88,326)
Net unrealized appreciation	$265,256
Federal income tax cost of investments (including derivative contracts, if any)	$3,591,340

AGF Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of December 31, 2023:

Australia	3.8%
Brazil	1.4%
Canada	10.5%
China	2.1%
France	5.9%
Germany	1.7%
Italy	5.0%
Japan	1.8%
Mexico	1.9%
New Zealand	0.1%
Portugal	0.5%
Singapore	0.4%
Spain	7.1%
Sweden	0.7%
Switzerland	0.6%
United Arab Emirates	0.6%
United Kingdom	4.3%
United States	50.5%
Other(1)	1.1%
100.0%

(1)Includes cash and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	AGF U.S. Market Neutral Anti-Beta Fund	AGF Global Infrastructure ETF
ASSETS:
Investments in securities, at value(1)	$236,131,871	$3,856,596
Cash	244,309,069	89,159
Segregated cash balance with custodian for swap agreements (Note 2)	15,160,073	—
Segregated cash balance with broker and custodian for securities sold short (Note 2)	5,643,686	—
Foreign cash(2)	—	25,613
Unrealized appreciation on swap agreements	1,557,288	—
Receivables:	—	—
Securities sold	990,497	—
Dividends and interest	1,157,699	11,058
Capital shares issued	834,827	—
Investment adviser (Note 4)	—	14,887
Foreign tax reclaims	—	743
Prepaid expenses	9,914	618
Total Assets	505,794,924	3,998,674

LIABILITIES:
Securities sold short, at value(3)	$260,278,454	$—
Unrealized depreciation on swap agreements	3,045,237	—
Payables:
Securities purchased	886,506	15,953
Income distributions	14,312,526	37,828
Investment management fees	37,857	—
Trustee fees	26,236	386
Dividends on securities sold short	277,435	—
Accrued expenses and other liabilities	96,150	44,063
Total Liabilities	278,960,401	98,230
Net Assets	$226,834,523	$3,900,444

NET ASSETS CONSIST OF:
Paid-in capital	379,730,906	3,973,880
Distributable earnings (loss)	(152,896,383)	(73,436)
Net Assets	$226,834,523	$3,900,444
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	13,350,000	150,001
Net Asset Value	$16.99	$26.00

(1)Investments in securities, at cost	$231,469,381	$3,574,597
(2)Cost of foreign cash	$—	$25,199
(3)Securities sold short, proceeds	$255,567,826	$—

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Operations

For the Period Ended December 31, 2023 (Unaudited)

	AGF U.S. Market Neutral Anti-Beta Fund	AGF Global Infrastructure ETF
INVESTMENT INCOME:
Dividend income	$2,938,916	$70,757
Interest Income on securities sold short	5,224,737	—
Foreign withholding tax on dividends	—	(4,220)
Total Investment Income	8,163,653	66,537

EXPENSES:
Dividends on securities sold short	1,541,596	—
Investment management fees (Note 4)	619,681	8,440
Audit and Tax fees	9,804	11,514
Legal fees	160,351	43,945
Custody fees	12,865	4,227
Index fees	6,863	2,765
Chief Compliance Officer fees	33,807	2,494
Treasurer fees	15,629	2,218
Listing fees	5,046	5,046
Accounting fees	25,099	15,082
Trustee fees	52,040	787
Administration fees (Note 5)	40,316	38,408
Other fees	35,355	6,025
Total Expenses before Adjustments	2,558,452	140,951
Less: waivers and/or reimbursements by Adviser (Note 4)	(397,921)	(132,511)
Total Expenses after Adjustments	2,160,531	8,440
Net Investment Income (Loss)	6,003,122	58,097

NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities	(3,705,281)	(87,729)
Foreign currency transactions	—	(1,964)
In-kind redemptions of investments	6,150,767	—
Securities sold short	(15,016,028)	—
Expiration or closing of swap agreements	696,525	—
Net Realized Gain (Loss)	(11,874,017)	(89,693)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	11,092,923	144,623
Securities sold short	(13,323,536)	—
Swap agreements	(3,344,169)	—
Translation of assets and liabilities denominated in foreign currencies	—	385
Net Change in Unrealized Appreciation (Depreciation)	(5,574,782)	145,008
Net Realized and Unrealized Gain (Loss)	(17,448,799)	55,315
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,445,677)	$113,412

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Changes in Net Assets

	AGF U.S. Market Neutral Anti-Beta Fund		AGF Global Infrastructure ETF
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
OPERATIONS:
Net investment income (loss)	$6,003,122	$13,700,620	$58,097	$128,794
Net realized gain (loss)	(11,874,017)	(21,364,804)	(89,693)	(236,090)
Net change in unrealized appreciation (depreciation)	(5,574,782)	(32,846,721)	145,008	89,196
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,445,677)	(40,510,905)	113,412	(18,100)

DISTRIBUTIONS (Note 2):
Distributable earnings	(14,312,526)	(3,922,126)	(61,694)	(101,939)
Total Distributions	(14,312,526)	(3,922,126)	(61,694)	(101,939)

CAPITAL TRANSACTIONS:(1)
Proceeds from shares issued	116,893,657	484,171,220	—	—
Cost of shares redeemed	(102,812,599)	(382,690,904)	—	—
Net Increase (Decrease) from Capital Transactions	14,081,058	101,480,316	—	—
Total Increase (Decrease) in Net Assets	(11,677,145)	57,047,285	51,718	(120,039)

NET ASSETS:
Beginning of period	$238,511,668	$181,464,383	$3,848,726	$3,968,765
End of Period	$226,834,523	$238,511,668	$3,900,444	$3,848,726

SHARE TRANSACTIONS:
Beginning of period	12,700,000	8,350,000	150,001	150,001
Shares issued	—	1,450,000	—	—
Shares issued in-kind	6,050,000	22,250,000	—	—
Shares redeemed	—	(900,000)	—	—
Shares redeemed in-kind	(5,400,000)	(18,450,000)	—	—
Shares Outstanding, End of Period	13,350,000	12,700,000	150,001	150,001

(1)Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

(This page intentionally left blank.)

See accompanying notes to the financial statements.

AGF Investments Trust

Financial Highlights for a share outstanding throughout the periods indicated

	PER SHARE OPERATING PERFORMANCE										RATIOS/SUPPLEMENTAL DATA
	Investment Operations				Distributions						Ratios to Average Net Assets of(2)							Total Return(3)(4)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Transaction fees(9)	Net asset value, end of period	Expenses, after waivers and/or reimbursements and before securities sold short	Expenses, after waivers and/or reimbursements and securities sold short	Expenses, before waivers and/or reimbursements and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net investment income (loss) net of reimbursements excluding special dividends(10)	Net investment income (loss) per share excluding special dividends(11)	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
AGF U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/23 (unaudited)	$18.78	$0.43	$(1.18)	$(0.75)	$(1.04)	$—	$—	$(1.04)	$—(8)	$16.99	0.45%	1.57%	1.86%	4.36%	4.08%	4.36%	$0.43	-3.88%	-4.00%	48%	157%	$226,835
Year ended June 30, 2023	21.73	0.82	(3.59)	(2.77)	(0.21)	—	—	(0.21)	0.03	18.78	0.45	1.43	1.69	4.03	3.77	4.03	0.82	-12.71	-13.05	118	367	238,512
Year ended June 30, 2022	16.89	—(8)	4.82	4.82	—	—	—	—	0.02	21.73	0.45	1.54	2.06	0.02	(0.50)	0.02	—(8)	28.66	28.93	145	321	181,464
Year ended June 30, 2021	24.25	(0.22)	(7.16)	(7.38)	—	—	—	—	0.02	16.89	0.45	2.53	3.01	(1.09)	(1.57)	(1.09)	(0.22)	-30.35	-30.45	35	225	98,821
Year ended June 30, 2020	21.83	0.06	2.52	2.58	(0.20)	—	—	(0.20)	0.04	24.25	0.45	2.19	2.57	0.25	(0.13)	0.25	0.06	12.07	11.99	144	483	192,755
Year ended June 30, 2019	20.05	0.31	1.52	1.83(13)	(0.09)	—	—	(0.09)	0.04	21.83	0.50	2.16	2.94	1.45	0.67	1.42	0.30	9.30	9.66	116	341	65,492
AGF Global Infrastructure ETF
For the six months ended 12/31/23 (unaudited)	25.66	0.39	0.36	0.75	(0.41)	—	—	(0.41)	—	26.00	0.45	0.45	7.51	3.10	(3.97)	3.10	$0.39	2.99%	2.87%	34	34	3,900
Year ended June 30, 2023	26.46	0.86	(0.98)	(0.12)	(0.68)	—	—	(0.68)	—	25.66	0.45(12)	0.45(12)	8.03(12)	3.32	(4.26)	3.32	0.86	-0.35	-0.54	78	78	3,849
Year ended June 30, 2022	26.85	0.75	(0.37)	0.38	(0.77)	—	—	(0.77)	—	26.46	0.45(12)	0.45(12)	5.74(12)	2.70	(2.59)	2.70	0.75	1.35	1.31	56	56	3,969
Year ended June 30, 2021	23.22	0.93	3.34	4.27	(0.64)	—	—	(0.64)	—	26.85	0.45(12)	0.45(12)	9.01(12)	3.73	(4.83)	3.73	0.93	18.72	18.10	44	44	4,028
Year ended June 30, 2020	25.75	0.71	(2.55)	(1.84)	(0.69)	—(8)	—	(0.69)	—	23.22	0.45(12)	0.45(12)	6.81(12)	2.82	(3.54)	2.82	0.71	-7.32	-6.76	32	32	2,322
For the period 05/23/19* - 06/30/19	25.00	0.14	0.61	0.75	—	—	—	—	—	25.75	0.45(12)	0.45(12)	16.91(12)	5.28	(11.19)	5.28	0.14	3.00	3.00	—	—	2,575

*Commencement of investment operations.

(1)Net investment income (loss) per share is based on average shares outstanding.

(2)Annualized for periods less than one year.

(3)Not annualized for periods less than one year.

(4)Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.

(5)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(7)In-kind transactions are not included in portfolio turnover calculations.

(8)Per share amount is less than $0.01.

(9)Includes transaction fees associated with the issuance and redemption of Creation Units.

(10)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(11)This ratio reflects the exclusion of large, non-recurring dividends (special dividends)recognized by the Funds during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(12)The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund in which the Fund was invested. This ratio does not include these indirect fees and expenses.

(13)Due to certain Financial Highlight presentation reclassifications, these amounts may differ from what was presented in previous shareholder reports.

AGF Investments Trust

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. Organization

AGF Investments Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust consists of 4 funds, 2 of which are presented herein, AGF U.S. Market Neutral Anti-Beta Fund, and AGF Global Infrastructure ETF (each, a “Fund”; collectively, the “Funds”). The remaining 2 funds are presented in a separate report. AGF Investments LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the AGF U.S. Market Neutral Anti-Beta Fund is to provide a consistent negative beta exposure to the U.S equity market. The Fund will invest primarily in long positions in low beta U.S equities and short positions in high beta U.S equities on a dollar neutral basis, within sectors. The AGF Global Infrastructure ETF seeks to achieve its investment objective of long-term capital appreciation by investing, under normal circumstances, in securities of infrastructure-related companies located throughout the world, including the United States, and infrastructure-related investments. Each Fund is classified as a “diversified” Fund within the meaning of the 1940 Act. There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

Each Fund, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing a Fund’s net assets (i.e. total assets, less liabilities) by the number of shares it has outstanding.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s and Adviser’s valuation procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (“the Board”) has designated the Adviser as “Valuation Designee” to perform fair value determinations with respect to all the investments of the Funds as well as to perform all the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Adviser has established a Valuation Committee (“Committee”) and may carry out its responsibilities as Valuation Designee with respect to the Funds through the Committee, pursuant to policies and procedures approved by the Board. The Committee is responsible for, among other things, determining and monitoring the value of each Fund’s assets and providing such information to the Adviser as Valuation Designee.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the AGF U.S. Market Neutral Anti-Beta Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2023 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 —Significant Unobservable Inputs		Total
AGF U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks**	$236,131,871	$—	$—	*	$236,131,871
Liabilities
Common Stocks**	$ (260,278,454)	$—	$—		$ (260,278,454)
Total Investments	$(24,146,583)	$—	$—		$(24,146,583)
Other Financial Instruments
Assets
Swap Agreement***	$ —	$1,557,288	$—		$1,557,288
Liabilities
Swap Agreement***	$—	$(3,045,237)	$—		$(3,045,237)
Total Other Financial Instruments	$—	$(1,487,949)	$—		$(1,487,949)
AGF Global Infrastructure ETF
Investments
Common Stocks**	3,796,198	—	—		3,796,198
Master Limited Partnerships	60,398	—	—		60,398
Total Investments	$3,856,596	$—	$—		$3,856,596

*Security has zero value.

**See Schedule of Investments for segregation by industry.

***The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Foreign Currency Translation

The books and records of the AGF Global Infrastructure ETF are maintained in U.S. dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The AGF Global Infrastructure ETF does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statement of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Derivatives Regulatory Matters

Pursuant to Commodity Futures Trading Commission-imposed limitations on commodities trading by certain regulated entities, in order to qualify for an exclusion from registration and regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”), a Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a Fund’s NAV, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Because the Funds are expected to engage only in a de minimis amount of such transactions, the Adviser has claimed such an exclusion. Therefore, it is not subject to the registration requirements of the CEA.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of a Fund’s derivative transactions, impede the employment of a Fund’s derivatives strategies, or adversely affect the Fund’s performance. For instance, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “derivatives rule”). Subject to certain exceptions, the derivatives rule requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives users” exception that is included in the derivatives rule. Under the derivatives rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating a Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the derivatives rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the Investment Company Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a derivatives transaction for purposes of compliance with the derivatives rule. Furthermore, under the derivatives rule, a Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the Investment Company Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and unfunded commitments as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. The Adviser cannot predict the effects of these requirements on a Fund. The Adviser intends to monitor developments and seek to manage a Fund in a manner consistent with achieving the Fund’s investment objective.

Short Sales

The AGF U.S Market Neutral Anti-Beta Fund enters into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

The Funds are required to comply with the derivatives rule when they engage in short sales.

Swap Agreements

The AGF U.S Market Neutral Anti-Beta Fund may enter into swap agreements. The Fund currently enters into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Fund will be two-party contracts. In connection with the Fund’s positions in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard ‘‘swap’’ transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or ‘‘swapped’’ between the parties are calculated with respect to a ‘‘notional amount,’’ i.e., the return on or increase in value of a particular dollar amount invested in a ‘‘basket’’ of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In as much as these transactions are entered into for hedging purposes or are offset by cash or liquid assets identified on the Funds’ books to cover their exposure, the Funds and the Adviser believe that these transactions will not constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (‘‘ISDA’’) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

The following represents the average monthly outstanding swap contracts for the period ended December 31, 2023:

Fund	Average Notional Amount Long	Average Notional Amount Short
AGF U.S. Market Neutral Anti-Beta Fund	$35,017,604	$(35,161,563)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2023:

Fair Value of Derivative Instruments as of December 31, 2023
Fund	Risk Type	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Interest Rate	Swap agreements	Unrealized appreciation/depreciation on swap agreements
AGF U.S. Market Neutral Anti-Beta Fund				$1,557,288	$3,045,237

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2023
Fund	Risk Type	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Interest Rate	Swap agreements
AGF U.S. Market Neutral Anti-Beta Fund			$696,525	$(3,344,169)

Expenses

Expenses of the Trust, which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Taxes and Distributions

Each Fund intends to qualify (or continue to qualify) as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended December 31, 2023.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Foreign withholding taxes and foreign capital gains taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as ‘‘Special Dividends’’ and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Pursuant to the Advisory Agreement (“Advisory Agreement”), the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds under the oversight of the Board. Pursuant to the Advisory Agreement, AGF U.S. Market Neutral Anti-Beta Fund, and AGF Global Infrastructure ETF, each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.45% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive the fees and reimburse expenses of each Fund until at least November 1, 2026, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses (“AFFE”), and extraordinary expenses) (“Operating Expenses”) are limited to 0.45% of average daily net assets for each of the AGF U.S. Market Neutral Anti-Beta Fund and AGF Global Infrastructure ETF (collectively, the “Expense Caps”). In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by a Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which a Fund invests. AFFE are expenses incurred indirectly by a Fund through its ownership of share in other investment companies. Because AFFE are not direct expenses of a Fund, they are not reflected separately on the Funds’ financial statements. This undertaking can only be changed with the approval of the Board of the Funds.

For the period ended December 31, 2023, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
AGF U.S. Market Neutral Anti-Beta Fund	$397,921	$—
AGF Global Infrastructure ETF	8,440	124,071

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.45% of average daily net assets for the AGF U.S. Market Neutral Anti-Beta Fund and AGF Global Infrastructure ETF, or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended December 31, 2023, none of the Funds repaid expenses to the Adviser.

As of December 31, 2023, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,				Total Eligible for Recoupment
Fund	2024	2025	2026	2027
AGF U.S. Market Neutral Anti-Beta Fund	$297,943	$612,540	$885,030	$397,921	$2,193,434
AGF Global Infrastructure ETF	147,083	239,291	293,653	132,511	812,538

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

5. Administration, Accounting, Custodian and Transfer Agent Fees

JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as administrator (the “Administrator”), fund accounting agent, transfer agent and custodian to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

6. Distribution and Fund Officers

Foreside Fund Services, LLC serves as the Funds’ distributor (the ‘‘Distributor’’). The Trust has adopted a distribution and service plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (‘‘Service Providers’’). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (‘‘FMS’’), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds for the most recently completed five fiscal years and the most recently completed calendar quarters can be found at www.agf.com/us. This information represents past performance and cannot be used to predict future results.

The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (‘‘Creation Units’’) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets, were as follows:

Fund	Six Months Ended December 31, 2023
AGF U.S. Market Neutral Anti-Beta Fund	$66,762

8. Investment Transactions

For the period ended December 31, 2023, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
AGF U.S. Market Neutral Anti-Beta Fund	$112,495,927	$257,983,618	$129,943,383	$242,481,273
AGF Global Infrastructure ETF	1,403,656	—	1,238,733	—

9. In-Kind Transactions

During the period presented in this report, certain Funds delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2023, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
AGF U.S. Market Neutral Anti-Beta Fund	$94,398,773	$6,150,767

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2023, the value of the securities received for subscriptions were as follows:

Fund	Value
AGF U.S. Market Neutral Anti-Beta Fund	$100,209,297

10. Principal Investment Risks

Some principal risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Market Risk: The value of a Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as changing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the NAV of a Fund’s shares.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

Single Factor Risk: The AGF U.S. Market Neutral Anti-Beta Fund invests in securities based on a single factor and seeks to track the performance of a securities index that generally is not representative of the market as a whole. investment factor and is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.

Anti-Beta Risk: Anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the AGF U.S Market Neutral Anti-Beta Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.

Authorized Participants Concentration Risk: Only a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”) may purchase and redeem Shares directly from the Fund. Each Fund has a limited number of Authorized Participants. To the extent Authorized Participants cannot or are otherwise unwilling to engage in creation and redemption transactions with a Fund, shares of the Fund may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

Cash Transactions Risk: A Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that a Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in a Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time a Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of a Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Derivatives Risk: A derivative is a financial contract whose value depends on, or is derived from, changes in the value or one or more underlying assets, reference rates, or indexes. The AGF U.S. Market Neutral Anti-Beta Fund’s use of derivatives — such as futures contracts and swap agreements, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and the Fund could lose more than the amount it invests and can be subject to increased market risk as a result of investing in derivatives. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial. Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty. The Fund may also not be able to exercise remedies, such as the termination of transactions and netting of obligations, and realization on collateral could be stayed or eliminated under special resolutions adopted in various jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities of a counterparty to the Fund who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”). In addition, the Fund may enter into

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Emerging Markets Risk: The AGF Global Infrastructure ETF may invest in issuers located in or economically tied to emerging market economies (including frontier market economies). Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal, financial, auditing and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities to bring actions against bad actors may be limited. These same risks exist and may be greater in frontier markets.

Equity Investing Risk: Equity investments are subject to risks such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Funds. Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and the markets generally.

Flash Crash Risk: An exchange or market may close or issue trading halts on specific securities. In such circumstances, a Fund may be unable to accurately price its investments and/or may incur substantial trading losses. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV.

Foreign Currency Risk: Securities and other instruments in which the AGF Global Infrastructure ETF invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Securities Risk: Foreign investments involve additional risks because financial markets outside of the United States may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political or economic instability. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the United States, Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.

Infrastructure Investment Risk: Securities and instruments of infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints and funding that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, service interruptions, increased competition from other providers of services, uncertainties

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

regarding the availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by technological innovations that may render existing plants, equipment or products obsolete and natural or man-made disasters. Additionally, infrastructure related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns. Companies operating in the infrastructure industry also face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

Leverage Risk: The use of short selling and swap agreements allows the AGF U.S Market Neutral Anti-Beta Fund to obtain investment exposures greater than their NAV by a significant amount, i.e., use leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the AGF U.S. Market Neutral Anti-Beta Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Premium/Discount and Bid/Ask Risk: Fund shares may trade at prices that are above or below their NAV per share. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s portfolio securities and a Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of a Fund.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: Short sales are transactions in which the AGF U.S Market Neutral Anti-Beta Fund sells securities that it owns or has the right to acquire at no added cost (i.e., “against the box”) or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, a Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of a Fund’s holdings.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

12. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

AGF Investments Trust

Expense Examples

December 31, 2023 (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions and purchases and sales of Fund shares, and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2023.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2023.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 07/01/23	Ending Account Value 12/31/23	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGF U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$961.20	$7.74	1.57%
Hypothetical	$1,000.00	$1,017.24	$7.96	1.57%
AGF Global Infrastructure ETF
Actual	$1,000.00	$1,029.90	$2.30	0.45%
Hypothetical	$1,000.00	$1,022.87	$2.29	0.45%

*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 366 days in the fiscal year (to reflect the one half year period).

AGF Investments Trust

Liquidity Risk Management Program

December 31, 2023 (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has designated a Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the adviser, AGF Investments, LLC, its affiliated company, AGF Investments Inc. and officers of the Funds to implement and monitor the Program. As part of its responsibilities, the LPA has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Program includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Program includes no less than annual assessments of factors that influence each Fund’s liquidity risk; daily classifications of each Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on November 13, 2023, the LPA provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from October 1, 2022 (date of the last Report) through September 30, 2023 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, a discussion of the Funds’ investment strategies and liquidity of portfolio investments including liquidity classifications, the effects of short-term and long-term cash flows and a review of Authorized Participants on each Fund’s liquidity, the effect of pricing/spreads and basket assets on each Fund’s liquidity, and the effect that historical redemptions and market volatility had on the liquidity for each Fund during the Reporting Period. The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) there were no significant liquidity events impacting any Fund, and (3) it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report further concluded that each Fund’s investment strategy continues to be appropriate and manageable for an open-end fund in both normal and stressed conditions.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

AGF Investments Trust

Additional Information (Unaudited)

December 31, 2023 (Unaudited)

Proxy Voting Information

A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.agf.com/us or the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

AGF Investments Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-PORT, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGFiQ Funds’ website at www.agf.com/us.

AGF Investments Trust

99 High Street, Suite 2802

Boston, MA 02110

www.agf.com/us

Distributor:

Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1)	Not required for this filing.

(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By:	/s/ William DeRoche

William H. DeRoche

President and Principal Executive Officer

March 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William DeRoche

William H. DeRoche

President and Principal Executive Officer

March 5, 2024

By:	/s/ Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

March 5, 2024